Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Municipal Income Fund
March 31, 2026
XLI-NPRT1-0526
1.9884854.108
Municipal Securities - 93.4%
	Principal Amount (a)	Value ($)
Alabama - 5.8%
Education - 0.3%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2034	265,000	283,786
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2049	310,000	313,553
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2033	110,000	108,122
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2041	85,000	75,731
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2049	190,000	155,298
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2054	255,000	255,707
University South AL Univ Rev Series 2024 A, 5% 4/1/2036 (Build America Mutual Assurance Co Insured)	350,000	388,112
University South AL Univ Rev Series 2024 A, 5% 4/1/2037 (Build America Mutual Assurance Co Insured)	390,000	429,734
University South AL Univ Rev Series 2024 A, 5% 4/1/2038 (Build America Mutual Assurance Co Insured)	375,000	411,191
University South AL Univ Rev Series 2024 A, 5% 4/1/2039 (Build America Mutual Assurance Co Insured)	375,000	408,525
University South AL Univ Rev Series 2024 A, 5% 4/1/2040 (Build America Mutual Assurance Co Insured)	525,000	569,306
TOTAL EDUCATION		3,399,065
General Obligations - 5.5%
Black Belt Energy Gas District 5% 7/1/2033 (Goldman Sachs Group Inc/The Guaranteed)	1,690,000	1,766,542
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (b)	6,530,000	6,906,175
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (b)	1,190,000	1,237,367
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,085,000	1,140,796
Black Belt Energy Gas District Series 2025 B, 5% 10/1/2035 (Forethought Life Insurance Co Guaranteed)	2,920,000	2,922,598
Black Belt Energy Gas District Series 2026 A, 5% 12/1/2034 (PNC Financial Services Group Inc/The Guaranteed)	10,985,000	11,460,255
Black Belt Energy Gas District Series 2026B, 5% 12/1/2034 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	2,810,000	2,998,353
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	750,000	780,252
Jefferson County AL Gen. Oblig. 5% 4/1/2026	100,000	100,000
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	5,870,000	6,095,299
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity and Life Co Guaranteed) (b)	4,045,000	4,155,832
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	5,760,000	6,128,318
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	3,250,000	3,497,798
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	13,990,000	14,844,344
TOTAL GENERAL OBLIGATIONS		64,033,929
TOTAL ALABAMA		67,432,994
Alaska - 0.1%
Housing - 0.1%
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	125,000	122,902
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 12/1/2029	845,000	883,265
TOTAL ALASKA		1,006,167
Arizona - 2.7%
Electric Utilities - 0.4%
Salt River Proj AZ Agric & Pwr 5.25% 1/1/2055	2,630,000	2,767,416
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	1,585,000	1,658,089
TOTAL ELECTRIC UTILITIES		4,425,505
General Obligations - 0.4%
Glendale AZ Union High Sch Dst 4% 7/1/2036 (Assured Guaranty Inc Insured)	545,000	556,909
Glendale AZ Union High Sch Dst 4% 7/1/2037 (Assured Guaranty Inc Insured)	1,000,000	1,012,879
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	615,000	569,117
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	400,000	386,156
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2034 (Assured Guaranty Inc Insured)	1,000,000	1,122,106
Queen Creek AZ Cops Series 2026, 5% 10/1/2051	1,705,000	1,750,325
TOTAL GENERAL OBLIGATIONS		5,397,492
Health Care - 0.3%
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2046	1,750,000	1,557,418
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2038	10,000	10,015
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2048	10,000	9,145
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 4% 9/1/2051	775,000	659,829
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	840,000	627,200
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	500,000	367,225
TOTAL HEALTH CARE		3,230,832
Housing - 0.6%
Maricopa Cnty AZ Ida Mfh Auth Series 2025, 2.81% tender 5/1/2048 (b)	6,775,000	6,682,232
Industrial Development - 0.6%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	3,220,000	3,271,262
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2005, 3.8% tender 12/1/2035 (b)	2,190,000	2,215,446
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	925,000	935,535
TOTAL INDUSTRIAL DEVELOPMENT		6,422,243
Special Tax - 0.3%
Bullhead City Ariz Excise Taxes Rev 0.95% 7/1/2026	250,000	248,357
Bullhead City Ariz Excise Taxes Rev 1.15% 7/1/2027	375,000	363,977
Bullhead City Ariz Excise Taxes Rev 1.3% 7/1/2028	485,000	461,452
Bullhead City Ariz Excise Taxes Rev 1.5% 7/1/2029	600,000	561,768
Bullhead City Ariz Excise Taxes Rev 1.65% 7/1/2030	825,000	755,206
Bullhead City Ariz Excise Taxes Rev 1.7% 7/1/2031	450,000	402,169
Bullhead City Ariz Excise Taxes Rev 2.7% 7/1/2051	1,000,000	656,132
TOTAL SPECIAL TAX		3,449,061
Transportation - 0.0%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019B, 5% 7/1/2035 (c)	300,000	312,451
Water & Sewer - 0.1%
Phoenix Arizona Civic Imp Wtr 5% 7/1/2045	1,000,000	1,046,334
TOTAL ARIZONA		30,966,150
Arkansas - 0.1%
General Obligations - 0.1%
Van Buren Ark Sch Dist No 042 3% 2/1/2047	2,135,000	1,608,069
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2033	85,000	87,692
TOTAL ARKANSAS		1,695,761
California - 6.5%
Education - 0.0%
University CA Revs Series 2018 AZ, 5% 5/15/2043	130,000	134,158
University CA Revs Series 2023 BM, 5% 5/15/2036	180,000	200,170
TOTAL EDUCATION		334,328
Electric Utilities - 0.6%
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2051	1,550,000	1,573,325
Los Angeles CA Wtr & Pwr Rev Series 2020 B, 5% 7/1/2050	1,070,000	1,085,526
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2034	2,410,000	2,702,520
Middle Fork Project Finance Authority 5% 4/1/2026	1,000,000	1,000,000
TOTAL ELECTRIC UTILITIES		6,361,371
Escrowed/Pre-Refunded - 0.1%
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2035 (Pre-refunded to 10/1/2033 at 100)	595,000	690,388
General Obligations - 2.8%
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	1,225,000	1,271,131
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (b)	3,765,000	3,925,300
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Forethought Life Insurance Co Guaranteed) (b)	5,430,000	5,481,084
California Community Choice Financing Authority Series 2026D, 5% 2/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	6,115,000	6,478,284
California St Pub Wks Brd Lse (State of California Proj.) Series 2021 B, 4% 5/1/2046	1,265,000	1,214,920
California St Pub Wks Brd Lse 5% 8/1/2032	285,000	315,280
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2035	405,000	462,130
Mt Diablo CA Unified Sch Dist 4% 8/1/2031	225,000	240,075
Mt Diablo CA Unified Sch Dist 4% 8/1/2034	320,000	337,208
Poway CA Unified Sch Dist 0% 8/1/2038 (e)	1,030,000	646,659
Sanger CA Uni Sch Dist Series C, 3% 8/1/2048 (Build America Mutual Assurance Co Insured)	2,265,000	1,742,806
State of California Gen. Oblig. 4% 11/1/2037	1,000,000	1,023,885
State of California Gen. Oblig. 5% 10/1/2041	5,435,000	5,820,816
State of California Gen. Oblig. 5% 3/1/2038	1,585,000	1,783,417
State of California Gen. Oblig. 5% 9/1/2032	2,175,000	2,411,993
TOTAL GENERAL OBLIGATIONS		33,154,988
Health Care - 0.0%
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2029	115,000	116,487
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2030	230,000	232,767
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017A, 5% 7/1/2035	190,000	191,291
TOTAL HEALTH CARE		540,545
Housing - 0.3%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	331,693	326,526
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	1,254,304	1,263,040
California Mun Fin Auth Mun Ctfs (Lihtc 2026-1 CA 1st Loss Proj.) Series 1 Class B, 10.015% 12/20/2043 (b)(d)	1,500,000	1,505,126
TOTAL HOUSING		3,094,692
Other - 0.0%
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	225,000	213,305
Tobacco Bonds - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (e)	10,435,000	1,041,678
Transportation - 2.3%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Inc Insured) (e)	475,000	132,623
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2035 (c)	5,000,000	5,517,031
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2032 (Build America Mutual Assurance Co Insured) (c)	680,000	748,262
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2048 (Build America Mutual Assurance Co Insured) (c)	2,000,000	2,022,512
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2053 (Build America Mutual Assurance Co Insured) (c)	2,700,000	2,697,979
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2044 (c)	175,000	178,010
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2039 (c)	105,000	107,137
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5.25% 7/1/2041 (Assured Guaranty Inc Insured) (c)	1,390,000	1,509,104
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2037 (c)	1,000,000	1,127,639
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2026 (c)	815,000	816,504
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (c)	830,000	848,030
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2028 (c)	1,105,000	1,154,421
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2029 (c)	740,000	786,288
San Francisco CA City & County Airports Commission International Airport Revenue Series 2018G, 5% 5/1/2027 (c)	560,000	572,165
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2043 (c)	1,400,000	1,496,405
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5% 5/1/2034 (c)	5,540,000	6,127,366
TOTAL TRANSPORTATION		25,841,476
Water & Sewer - 0.3%
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 1/1/2030	3,095,000	3,278,203
San Diego County Water Authority 5% 5/1/2047	635,000	667,019
TOTAL WATER & SEWER		3,945,222
TOTAL CALIFORNIA		75,217,993
Colorado - 2.2%
Education - 0.0%
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (b)	210,000	208,803
Electric Utilities - 0.0%
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2038	40,000	40,713
Escrowed/Pre-Refunded - 0.1%
Colorado Health Facilities Authority Series 2020A, 4% 9/1/2045 (Pre-refunded to 9/1/2030 at 100)	775,000	815,819
General Obligations - 0.9%
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2039	1,335,000	1,550,909
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2044	1,320,000	1,481,927
Cherry Creek CO Sch Dist No 5 Series 2026, 5.25% 12/15/2045	1,470,000	1,625,167
Cherry Creek CO Sch Dist No 5 Series 2026, 5.25% 12/15/2046	1,000,000	1,097,325
Cherry Creek CO Sch Dist No 5 Series 2026, 5.25% 12/15/2047	1,000,000	1,089,055
Cherry Creek CO Sch Dist No 5 Series 2026, 5.25% 12/15/2048	1,065,000	1,150,057
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2049	2,180,000	2,367,085
Regional Trans Dist CO Ctfs Part 5% 6/1/2031	105,000	111,930
TOTAL GENERAL OBLIGATIONS		10,473,455
Health Care - 0.4%
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2049 (b)	190,000	192,689
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 4% 11/15/2043	725,000	685,430
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 5% 11/15/2039	190,000	197,761
Colorado Health Facilities Authority (Advent Health Proj.) Series 2024 A, 5% tender 11/15/2059 (b)	375,000	410,192
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	1,060,000	963,409
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	670,000	511,468
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	1,715,000	1,477,086
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	110,000	110,112
Colorado Health Facs Auth Rev (Advent Health Proj.) Series 2016 C, 5% tender 11/15/2036 (b)	275,000	278,825
TOTAL HEALTH CARE		4,826,972
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	20,000	20,180
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	5,000	5,054
TOTAL HOUSING		25,234
Special Tax - 0.1%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	500,000	492,788
Regional Transn Dist CO Sales Series 2021 B, 5% 11/1/2028	725,000	769,198
Vauxmont Metropolitan District 5% 12/1/2030 (Assured Guaranty Inc Insured)	220,000	234,520
TOTAL SPECIAL TAX		1,496,506
Transportation - 0.4%
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2026 (c)	50,000	50,676
Denver CO City & Cnty Arpt Series 2018 A, 4% 12/1/2043 (c)	530,000	490,916
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2034 (c)	1,125,000	1,239,068
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (c)	2,945,000	3,035,546
TOTAL TRANSPORTATION		4,816,206
Water & Sewer - 0.3%
Denver CO City & Cnty Brd Wtr 5% 9/15/2028	2,000,000	2,116,886
Denver CO City & Cnty Brd Wtr Series 2020 A, 5% 9/15/2045	1,190,000	1,245,915
TOTAL WATER & SEWER		3,362,801
TOTAL COLORADO		26,066,509
Connecticut - 3.9%
Education - 1.2%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	355,000	299,331
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) 5% 7/1/2041 (h)	1,500,000	1,633,429
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) 5% 7/1/2042 (h)	1,885,000	2,039,209
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2046	235,000	218,818
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2051	380,000	337,078
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 4% 7/1/2045	1,000,000	958,843
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2036	900,000	951,800
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2026	575,000	576,025
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2027	430,000	434,002
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) 5% 7/1/2043	90,000	87,048
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2026	680,000	681,811
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2027	1,100,000	1,117,536
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2028	1,120,000	1,147,451
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2030	1,000,000	1,020,200
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2034	725,000	732,853
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2036	450,000	453,026
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2039	490,000	490,492
TOTAL EDUCATION		13,178,952
General Obligations - 1.4%
Bridgeport CT Gen. Oblig. Series 2021 A, 5% 8/1/2032	300,000	329,643
Bridgeport CT Gen. Oblig. Series 2021 A, 5% 8/1/2033	800,000	873,651
Bridgeport CT Gen. Oblig. Series 2021 A, 5% 8/1/2034	500,000	542,106
Connecticut St Gen. Oblig. 4% 6/15/2039	300,000	301,782
Connecticut St Gen. Oblig. 4% 6/15/2041	250,000	248,613
Connecticut St Gen. Oblig. 5% 6/15/2028	500,000	526,857
Connecticut St Gen. Oblig. 5% 6/15/2029	410,000	440,401
Connecticut St Gen. Oblig. 5% 6/15/2030	400,000	437,190
Connecticut St Gen. Oblig. 5% 6/15/2031	500,000	554,758
Connecticut St Gen. Oblig. 5% 6/15/2034	350,000	389,048
Connecticut St Gen. Oblig. 5% 6/15/2037	250,000	272,347
Connecticut St Gen. Oblig. 5% 6/15/2038	300,000	325,027
Connecticut St Gen. Oblig. 5% 6/15/2040	500,000	537,474
Connecticut St Gen. Oblig. 5% 6/15/2042	500,000	532,615
Connecticut St Gen. Oblig. 5% 9/15/2030	650,000	713,238
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2026	115,000	115,110
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2035	1,150,000	1,092,107
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2037	1,910,000	1,751,584
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	215,000	191,390
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2039	750,000	832,305
Connecticut St Gen. Oblig. Series B, 5% 5/15/2026	125,000	125,378
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2026 (Connecticut St Guaranteed)	95,000	96,418
New Haven CT Gen. Oblig. Series 2025, 5% 8/1/2026	2,250,000	2,266,556
New Haven CT Gen. Oblig. Series 2025, 5% 8/1/2027	3,000,000	3,085,604
TOTAL GENERAL OBLIGATIONS		16,581,202
Health Care - 0.5%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (d)(f)	130,000	71,500
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 4% 7/15/2042	800,000	778,820
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 4% 7/15/2043	500,000	482,499
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2033	225,000	245,633
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2034	745,000	815,942
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2036	750,000	811,132
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2028	750,000	762,249
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2029	750,000	765,002
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2030	1,000,000	1,020,784
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2039	415,000	397,290
TOTAL HEALTH CARE		6,150,851
Housing - 0.2%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	165,000	162,657
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022 A2, 5% 5/15/2026 (c)	425,000	425,898
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2026	200,000	202,981
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2027	230,000	238,379
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2028	220,000	231,989
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2029	125,000	133,956
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2030	175,000	189,052
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 5/15/2027	220,000	225,610
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 5/15/2028	225,000	235,107
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 5/15/2029	225,000	239,243
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 5/15/2030	375,000	402,689
TOTAL HOUSING		2,687,561
Special Tax - 0.6%
Connecticut St Gen. Oblig. 4% 1/15/2037	2,480,000	2,536,541
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2035	1,820,000	2,076,748
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2042	2,325,000	2,532,935
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 6% 4/1/2052 (d)	150,000	157,781
TOTAL SPECIAL TAX		7,304,005
TOTAL CONNECTICUT		45,902,571
District Of Columbia - 0.3%
General Obligations - 0.3%
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2045	3,100,000	3,292,507
District Of Columbia,Virginia - 0.8%
Transportation - 0.8%
Metropolitan Wash DC Arpts Ath 5% 10/1/2026 (c)	440,000	445,073
Metropolitan Wash DC Arpts Ath 5% 10/1/2027 (c)	110,000	113,439
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (c)	55,000	57,704
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2029 (c)	730,000	778,045
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2030 (c)	2,165,000	2,334,398
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2031 (c)	1,655,000	1,803,539
Metropolitan Wash DC Arpts Ath Series 2025A, 5.25% 10/1/2039 (c)	2,015,000	2,225,609
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2031	185,000	194,711
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Inc Insured)	890,000	632,357
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	1,160,000	991,579
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		9,576,454
Florida - 2.5%
Education - 0.3%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2030	500,000	526,491
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2036	750,000	828,542
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2038	500,000	544,903
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2041	700,000	748,456
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5.25% 6/1/2054 (d)	1,000,000	957,598
TOTAL EDUCATION		3,605,990
Electric Utilities - 0.3%
Ft Pierce Series 2022A, 5% 10/1/2030 (Assured Guaranty Inc Insured)	175,000	189,235
Ft Pierce Series 2022A, 5% 10/1/2034 (Assured Guaranty Inc Insured)	300,000	326,875
Ft Pierce Series 2022A, 5% 10/1/2036 (Assured Guaranty Inc Insured)	475,000	510,910
Ft Pierce Series 2022A, 5% 10/1/2037 (Assured Guaranty Inc Insured)	425,000	455,495
Ft Pierce Series 2022A, 5% 10/1/2039 (Assured Guaranty Inc Insured)	475,000	503,193
Ft Pierce Series 2022A, 5% 10/1/2040 (Assured Guaranty Inc Insured)	450,000	474,416
Ft Pierce Series 2022A, 5% 10/1/2041 (Assured Guaranty Inc Insured)	400,000	420,097
Ft Pierce Series 2022A, 5% 10/1/2042 (Assured Guaranty Inc Insured)	400,000	421,038
TOTAL ELECTRIC UTILITIES		3,301,259
Health Care - 0.6%
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2039	1,000,000	961,603
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	825,000	744,833
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) Series 2016 B, 5% 7/1/2029	25,000	25,106
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 3% 8/15/2050 (Assured Guaranty Inc Insured)	485,000	337,611
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	110,000	95,632
Florida Development Finance Corp (Lakeland FL Hosp Sys Rev Proj.) Series 2021, 4% 11/15/2038	725,000	707,805
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2026B, 5% tender 8/1/2056 (b)	455,000	491,098
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2024C, 5% tender 11/15/2059 (b)	790,000	864,139
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2044	665,000	673,659
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2015C, 5% 5/15/2030	495,000	495,280
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2029	175,000	184,864
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2032	200,000	215,396
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2034	310,000	329,528
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2037	385,000	402,276
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2039	400,000	413,917
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2041	400,000	411,216
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2026	100,000	100,124
TOTAL HEALTH CARE		7,454,087
Housing - 0.0%
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2019 1, 4% 7/1/2050	40,000	40,225
Resource Recovery - 0.1%
Florida Dev Fin Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025A, 3.4% tender 9/1/2050 (b)(c)	890,000	890,096
Special Tax - 0.1%
Tampa FL Tax Alloc 0% 9/1/2034 (e)	700,000	509,911
Tampa FL Tax Alloc 0% 9/1/2035 (e)	750,000	521,413
Tampa FL Tax Alloc 0% 9/1/2036 (e)	800,000	529,253
TOTAL SPECIAL TAX		1,560,577
Transportation - 1.1%
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2049 (c)	1,000,000	1,002,378
Greater Orlando Aviation Auth 5% 10/1/2031 (c)	125,000	128,275
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2032 (c)	300,000	316,855
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2038 (c)	430,000	445,083
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2022A, 5% 10/1/2026 (c)	2,750,000	2,778,687
Lee Cnty FL Airport 5.5% 10/1/2051 (c)	3,070,000	3,236,913
Lee Cnty FL Airport 5.5% 10/1/2056 (c)	1,580,000	1,653,977
Lee Cnty FL Airport Series 2024, 5.25% 10/1/2038 (c)	910,000	994,865
Miami-Dade Cnty FL Aviat Rev 5% 10/1/2029	145,000	146,606
Miami-Dade Cnty FL Aviat Rev Series A, 5% 10/1/2027 (c)	620,000	621,375
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2036 (c)	735,000	800,922
TOTAL TRANSPORTATION		12,125,936
Water & Sewer - 0.0%
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 5% 10/1/2032	155,000	169,660
TOTAL FLORIDA		29,147,830
Georgia - 4.1%
Education - 0.2%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	40,000	35,896
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2039	1,365,000	1,359,556
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2029	500,000	531,633
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2036	135,000	144,644
TOTAL EDUCATION		2,071,729
Electric Utilities - 0.6%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (b)	360,000	361,131
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (b)	610,000	375,625
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2035 (Assured Guaranty Inc Insured)	400,000	405,254
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2036 (Assured Guaranty Inc Insured)	410,000	413,600
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2037 (Assured Guaranty Inc Insured)	470,000	472,388
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2040 (Assured Guaranty Inc Insured)	385,000	377,812
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2041	480,000	455,130
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2049	245,000	213,041
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2028 (Assured Guaranty Inc Insured)	400,000	417,268
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2030	55,000	58,028
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2031 (Assured Guaranty Inc Insured)	360,000	385,582
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032 (Assured Guaranty Inc Insured)	330,000	352,610
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032 (Assured Guaranty Inc Insured)	280,000	299,184
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034	375,000	392,301
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2037	590,000	647,409
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2041 (Build America Mutual Assurance Co Insured)	165,000	179,495
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	160,000	164,678
Monroe Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2039 (b)	1,395,000	1,412,985
TOTAL ELECTRIC UTILITIES		7,383,521
General Obligations - 2.4%
Decatur GA Pub Facs Auth Rev (Decatur GA Proj.) Gen. Oblig. 3% 2/1/2047	1,255,000	943,195
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	12,000,000	12,139,781
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	3,485,000	3,726,936
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	3,595,000	3,630,340
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (b)	1,000,000	1,051,335
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	3,940,000	4,137,947
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2027 (Royal Bank of Canada Guaranteed)	425,000	434,589
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2028 (Royal Bank of Canada Guaranteed)	550,000	568,314
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	1,360,000	1,443,992
TOTAL GENERAL OBLIGATIONS		28,076,429
Health Care - 0.2%
DeKalb GA Priv Hsp Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 B, 5% 7/1/2027	210,000	215,995
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	1,895,000	1,405,819
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 4% 8/1/2043	5,000	4,303
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	205,000	190,399
TOTAL HEALTH CARE		1,816,516
Industrial Development - 0.3%
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025A, 5.25% 6/1/2040	615,000	649,057
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 5.5% 6/1/2040 (d)	430,000	432,269
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6% 6/1/2050 (d)	1,090,000	1,061,056
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6.25% 6/1/2061 (d)	1,885,000	1,863,310
TOTAL INDUSTRIAL DEVELOPMENT		4,005,692
Special Tax - 0.1%
Metro Atlanta Rapid Tran Sales 5.25% 7/1/2050	1,360,000	1,441,365
Transportation - 0.3%
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2039 (c)	520,000	554,719
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2035 (c)	1,340,000	1,483,617
Georgia St Rd & Twy Auth Rev (GA St Garvee Proj.) 5% 6/1/2031	1,000,000	1,084,506
TOTAL TRANSPORTATION		3,122,842
TOTAL GEORGIA		47,918,094
Hawaii - 1.1%
General Obligations - 0.7%
Honolulu HI City & Cnty Gen. Oblig. Series 2017 A, 5% 9/1/2033	5,000	5,143
Honolulu HI City & Cnty Gen. Oblig. Series 2020 B, 5% 3/1/2029	1,000,000	1,068,075
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5% 7/1/2048	1,375,000	1,433,337
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2046	1,500,000	1,615,622
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2047	2,000,000	2,139,864
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2049	1,300,000	1,380,882
TOTAL GENERAL OBLIGATIONS		7,642,923
Transportation - 0.4%
Hawaii St Arpts Sys Rev 5% 7/1/2045 (c)	2,500,000	2,578,499
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2033 (c)	350,000	362,259
Hawaii St Arpts Sys Rev Series 2022 A, 5% 7/1/2042 (c)	1,245,000	1,293,707
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2036 (c)	40,000	39,970
TOTAL TRANSPORTATION		4,274,435
Water & Sewer - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2038	455,000	509,167
TOTAL HAWAII		12,426,525
Idaho - 0.1%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	5,000	5,033
Transportation - 0.1%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2031	610,000	670,155
TOTAL IDAHO		675,188
Illinois - 8.7%
Education - 0.3%
Board of Trustees of the University of Illinois/The Series 2018A, 5% 4/1/2030	100,000	103,977
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2030	615,000	621,712
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016 A, 5% 10/1/2028	10,000	10,097
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016, 5% 10/1/2029	30,000	30,256
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2035	60,000	53,683
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2036	295,000	288,180
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2038	100,000	97,091
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2026	200,000	202,306
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2031	200,000	212,690
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2038	200,000	207,964
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2029	350,000	363,854
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2030	230,000	240,353
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2031	215,000	225,370
Northern IL Univ Revs Series 2020 B, 4% 4/1/2040 (Build America Mutual Assurance Co Insured)	455,000	429,615
Univ IL Brd Trustees Cfts Partn (Board of Trustees of the University of Illinois/The Proj.) Series A, 5% 10/1/2026	15,000	15,029
TOTAL EDUCATION		3,102,177
Escrowed/Pre-Refunded - 0.0%
Illinois Finance Authority Rev 5% 2/15/2034 (Pre-refunded to 2/15/2027 at 100)	10,000	10,206
General Obligations - 5.0%
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2026	15,000	15,035
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2029	350,000	356,046
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2030	160,000	162,000
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2031	150,000	151,784
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	405,000	413,193
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2029	125,000	128,337
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2030	100,000	102,023
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2035	600,000	563,940
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2036	1,005,000	931,302
Chicago IL Brd Ed Series 2025 A, 6.25% 12/1/2050	4,285,000	4,487,219
Chicago IL Brd Ed Series 2025 B, 5.5% 12/1/2033	3,000,000	3,204,450
Chicago IL Gen. Oblig. 5% 1/1/2029	1,000,000	1,030,402
Chicago IL Gen. Oblig. 5% 1/1/2033	895,000	929,468
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2027	400,000	403,877
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	615,000	637,354
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	7,725,000	8,002,864
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2032	375,000	368,624
Chicago IL Gen. Oblig. Series 2025B, 5% 1/1/2032	1,445,000	1,506,700
Chicago IL Gen. Oblig. Series 2025B, 5% 1/1/2033	1,490,000	1,552,487
Chicago IL Gen. Oblig. Series 2025B, 5.5% 1/1/2038	1,985,000	2,101,212
Cook Cnty IL Gen. Oblig. 5% 11/15/2033	425,000	456,481
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2031	500,000	506,334
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	90,000	90,722
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	90,000	91,828
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	45,000	46,309
Cook County IL Community Consolidate School District No 034 Glenview Series 2021 A, 3% 12/1/2036	185,000	168,018
DuPage & Cook Cntys IL Cmnty Unit Sch Dist No 205 Series 2022, 4% 9/15/2042	2,100,000	2,032,776
Illinois St Gen. Oblig. 5% 2/1/2027	270,000	274,864
Illinois St Gen. Oblig. 5% 3/1/2029	650,000	686,820
Illinois St Gen. Oblig. 5% 3/1/2033	1,700,000	1,843,079
Illinois St Gen. Oblig. 5.25% 4/1/2044 (h)	2,330,000	2,458,194
Illinois St Gen. Oblig. 5.25% 4/1/2045 (h)	1,745,000	1,821,437
Illinois St Gen. Oblig. 5.25% 4/1/2046 (h)	1,745,000	1,805,347
Illinois St Gen. Oblig. 5.5% 4/1/2051 (h)	2,330,000	2,424,218
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	850,000	878,161
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2032	650,000	709,088
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2032	450,000	484,534
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2035	1,915,000	2,052,023
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2041	670,000	703,000
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2043	5,000,000	5,207,504
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2029	1,615,000	1,714,756
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2033	685,000	751,834
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2040	520,000	548,053
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2044	460,000	481,084
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2047	340,000	347,953
Illinois St Gen. Oblig. Series OCT 2020 C, 4% 10/1/2037	1,815,000	1,755,856
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	680,000	709,514
TOTAL GENERAL OBLIGATIONS		58,098,104
Health Care - 0.7%
Illinois Fin Auth Health Svcs Fac Lease Rev (University of Illinois Hospital And Health Sciences System Proj.) Series 2020, 4% 10/1/2055	400,000	324,965
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	620,000	622,469
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2033	485,000	486,932
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 3.125% 5/15/2037	835,000	736,642
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	750,000	686,599
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2029	10,000	10,022
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) Series B, 5% 8/15/2035	250,000	253,282
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2034	40,000	40,508
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	30,000	30,330
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 4% 8/15/2037	2,155,000	2,104,310
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	285,000	220,363
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	710,000	497,338
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	1,570,000	1,055,283
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 4% 5/15/2050	1,000,000	832,475
TOTAL HEALTH CARE		7,901,518
Housing - 0.0%
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	115,000	102,832
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2021 B, 3% 4/1/2051	420,000	413,379
TOTAL HOUSING		516,211
Special Tax - 1.9%
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2038	3,230,000	3,502,650
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2042	1,120,000	1,193,246
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2035 (e)	420,000	286,241
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2028 (National Public Finance Guarantee Corporation Insured) (e)	1,200,000	1,118,181
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2032 (National Public Finance Guarantee Corporation Insured) (e)	30,000	24,046
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (e)	240,000	167,654
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured) (e)	2,280,000	1,510,736
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2040 (e)	1,725,000	922,376
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Inc Insured) (e)	610,000	281,688
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2044 (Assured Guaranty Inc Insured) (e)	1,680,000	731,504
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Inc Insured) (e)	155,000	56,019
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2047	5,000,000	4,514,742
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2020A, 4% 6/15/2050	1,170,000	1,043,837
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2031	1,000,000	1,081,857
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	3,835,000	4,165,265
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2040	1,000,000	1,072,760
TOTAL SPECIAL TAX		21,672,802
Transportation - 0.8%
Chicago IL Midway Arpt Rev Series 2025 A, 5% 1/1/2030 (c)	1,215,000	1,290,639
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2040 (c)	1,850,000	1,921,785
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5% 1/1/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,073,853
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2036 (c)	300,000	322,754
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2039 (c)	665,000	702,101
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2040 (c)	1,715,000	1,842,828
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2038 (c)	50,000	50,852
Illinois Finance Authority (Centerpoint Term Rr Proj.) Series 2017, 4.8% tender 12/1/2043 (b)(c)(d)	2,000,000	2,013,487
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2040	220,000	232,608
TOTAL TRANSPORTATION		9,450,907
TOTAL ILLINOIS		100,751,925
Indiana - 1.1%
Education - 0.4%
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2030	1,130,000	1,184,558
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2031	1,990,000	2,097,942
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2047	1,055,000	1,025,664
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2046	215,000	195,041
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2030	105,000	110,930
TOTAL EDUCATION		4,614,135
Electric Utilities - 0.0%
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.75% tender 12/1/2038 (b)	50,000	50,000
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.95% tender 12/1/2038 (b)(c)	100,000	100,000
TOTAL ELECTRIC UTILITIES		150,000
General Obligations - 0.3%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 1/15/2044 (Build America Mutual Assurance Co Insured)	1,000,000	1,076,382
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2038 (Build America Mutual Assurance Co Insured)	835,000	924,899
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 1/15/2044 (Build America Mutual Assurance Co Insured)	1,150,000	1,237,839
TOTAL GENERAL OBLIGATIONS		3,239,120
Health Care - 0.2%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	135,000	121,934
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	1,860,000	1,619,688
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2030	50,000	50,395
TOTAL HEALTH CARE		1,792,017
Housing - 0.1%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 1/1/2052	720,000	705,194
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	65,000	64,079
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2020 A, 3.75% 1/1/2049	135,000	135,181
TOTAL HOUSING		904,454
Industrial Development - 0.0%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (b)(c)	695,000	697,423
Special Tax - 0.0%
Northern Indiana Commuter Transportation District Series 2024, 5% 1/1/2054	360,000	368,595
Water & Sewer - 0.1%
Indiana Finance Authority Series 2021 2, 5% 10/1/2041	1,000,000	1,055,993
TOTAL INDIANA		12,821,737
Iowa - 0.5%
Education - 0.3%
Iowa Higher Ed Ln Auth Rev (Dubuque University IA Proj.) Series 2025, 6% 10/1/2055	3,000,000	3,087,784
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 4.5% 12/1/2045 (c)	550,000	551,062
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2019 B, 5% 12/1/2027 (c)	155,000	159,206
TOTAL EDUCATION		3,798,052
Tobacco Bonds - 0.2%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2040	425,000	402,797
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2027	250,000	255,822
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2028	500,000	521,223
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2029	600,000	635,019
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2030	700,000	751,348
TOTAL TOBACCO BONDS		2,566,209
TOTAL IOWA		6,364,261
Kansas - 0.0%
General Obligations - 0.0%
Garden City Kans Gen. Oblig. 3% 11/1/2040	500,000	434,742
Kentucky - 1.3%
Education - 0.2%
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2036	615,000	684,496
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2037	580,000	640,580
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2038	800,000	877,535
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2039	210,000	229,211
TOTAL EDUCATION		2,431,822
Electric Utilities - 0.1%
Carroll Cnty KY Pollution Ctl Rev (Kentucky Utilities Co Proj.) Series 2016 A, 1.55% tender 9/1/2042 (b)	1,000,000	988,597
General Obligations - 0.8%
Fayette County School District/KY Series 2025 A, 5.25% 6/1/2045 (Build America Mutual Assurance Co Insured)	3,785,000	4,049,616
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 2/1/2030 (Morgan Stanley Guaranteed)	755,000	789,006
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 2/1/2031 (Morgan Stanley Guaranteed)	805,000	844,393
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 2/1/2032 (Morgan Stanley Guaranteed)	600,000	634,165
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2026	80,000	80,158
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	85,000	89,012
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2032 (Build America Mutual Assurance Co Insured)	20,000	20,852
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2033 (Build America Mutual Assurance Co Insured)	15,000	15,606
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2034 (Build America Mutual Assurance Co Insured)	20,000	20,767
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2035	10,000	10,334
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2036	10,000	10,306
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2038	1,000,000	1,027,033
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2035	600,000	603,058
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2029	150,000	158,605
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2043	1,335,000	1,434,027
TOTAL GENERAL OBLIGATIONS		9,786,938
Health Care - 0.2%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2037	175,000	168,708
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2016 A, 4% 2/1/2036	300,000	299,190
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Inc Insured)	370,000	330,445
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2030	345,000	366,454
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	85,000	89,815
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	70,000	70,696
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	1,230,000	979,030
TOTAL HEALTH CARE		2,304,338
TOTAL KENTUCKY		15,511,695
Louisiana - 0.2%
Education - 0.0%
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2028	15,000	15,229
Louisiana Pub Facs Rev (Tulane Univ, LA Proj.) 5% 12/15/2032	165,000	169,813
TOTAL EDUCATION		185,042
Health Care - 0.0%
Louisiana Pub Facs Auth Rev (Ochsner Clinic Foundation Proj.) Series 2015, 5% 5/15/2047	195,000	195,036
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2017, 5% 5/15/2027	115,000	117,559
TOTAL HEALTH CARE		312,595
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	215,000	231,929
Transportation - 0.2%
New Orleans LA Aviation Board Series 2017 B, 5% 1/1/2048 (c)	2,000,000	1,999,052
TOTAL LOUISIANA		2,728,618
Maine - 0.2%
Education - 0.0%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2029	10,000	10,222
General Obligations - 0.2%
Auburn ME 2.375% 11/1/2040	2,300,000	1,793,160
Auburn ME Series 2021, 2% 11/1/2036	500,000	403,492
TOTAL GENERAL OBLIGATIONS		2,196,652
Health Care - 0.0%
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	85,000	69,935
TOTAL MAINE		2,276,809
Maryland - 1.1%
Education - 0.1%
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2029	370,000	384,926
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2030	745,000	781,406
TOTAL EDUCATION		1,166,332
General Obligations - 0.6%
Charles Cnty MD Gen. Oblig. Series 2020, 2.125% 10/1/2044	505,000	341,510
Charles Cnty MD Gen. Oblig. Series 2020, 2.25% 10/1/2045	515,000	345,555
Charles Cnty MD Gen. Oblig. Series 2020, 2.25% 10/1/2046	525,000	342,400
Charles Cnty MD Gen. Oblig. Series 2020, 2.25% 10/1/2047	540,000	341,408
Charles Cnty MD Gen. Oblig. Series 2020, 2.25% 10/1/2048	550,000	339,370
Charles Cnty MD Gen. Oblig. Series 2020, 2.25% 10/1/2049	560,000	339,127
Charles Cnty MD Gen. Oblig. Series 2020, 2.25% 10/1/2050	570,000	339,926
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.5% 10/1/2033	1,005,000	838,145
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 5% 10/1/2026	1,650,000	1,670,093
State of Maryland Gen. Oblig. 4% 3/1/2028	1,000,000	1,028,542
TOTAL GENERAL OBLIGATIONS		5,926,076
Health Care - 0.2%
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 2.5% 7/1/2051	1,210,000	743,555
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2046	1,265,000	965,245
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	915,000	641,913
TOTAL HEALTH CARE		2,350,713
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	290,000	289,144
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 5% 9/1/2028	115,000	120,546
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	35,000	35,123
TOTAL HOUSING		444,813
Special Tax - 0.0%
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	180,000	168,416
Transportation - 0.2%
Maryland St Transn Auth Series 2020, 5% 7/1/2040	2,000,000	2,105,989
MD St Econ Dev Corp Air Cargo (Afco Airport Real Estate Group, LLC Proj.) Series 2019, 5% 7/1/2026 (c)	230,000	230,929
TOTAL TRANSPORTATION		2,336,918
TOTAL MARYLAND		12,393,268
Massachusetts - 1.7%
Education - 0.5%
Massachusetts Development Finance Agency (Boston College,Ma Proj.) Series 2021 V, 5% 7/1/2055	1,245,000	1,298,142
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2026	240,000	239,930
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2027	255,000	254,765
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2028	325,000	324,338
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2029	340,000	338,547
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2030	355,000	351,736
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2031	370,000	364,918
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	490,000	328,989
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	370,000	314,341
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	480,000	414,337
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2027	440,000	445,723
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2016A, 5% 1/1/2031	40,000	40,393
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2036	325,000	329,626
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2037	1,050,000	1,062,886
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2036	275,000	275,778
TOTAL EDUCATION		6,384,449
Electric Utilities - 0.1%
Massachusetts St Dev Fin Agy Rv (Tufts Med Enfra, LLC Proj.) Series 2026 A, 5.25% 10/1/2036	1,100,000	1,201,926
General Obligations - 0.5%
Massachusetts St Gen. Oblig. 5% 1/1/2049	2,000,000	2,031,550
Massachusetts St Gen. Oblig. 5.25% 10/1/2047	2,000,000	2,105,891
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2050	1,640,000	1,674,429
TOTAL GENERAL OBLIGATIONS		5,811,870
Health Care - 0.0%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2026	165,000	165,876
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2027	195,000	200,226
Massachusetts St Dev Fin Agy Rev (Lawrence General Hospital MA Proj.) Series 2014A, 5.25% 7/1/2034	40,000	37,916
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2030	195,000	195,356
TOTAL HEALTH CARE		599,374
Special Tax - 0.3%
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2035	820,000	896,961
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2026	350,000	351,467
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2027	500,000	514,521
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2041	1,250,000	1,291,289
TOTAL SPECIAL TAX		3,054,238
Transportation - 0.3%
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2049 (c)	230,000	230,493
Massachusetts St Port Auth Rev 5% 7/1/2041 (c)	1,000,000	1,040,940
Massachusetts St Port Auth Rev 5% 7/1/2046 (c)	290,000	295,105
Massachusetts St Port Auth Rev 5% 7/1/2051 (c)	1,000,000	1,003,511
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2040 (c)	500,000	514,139
TOTAL TRANSPORTATION		3,084,188
TOTAL MASSACHUSETTS		20,136,045
Michigan - 1.2%
Education - 0.2%
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2031	665,000	675,361
Michigan Finance Authority (Calvin University Proj.) 5% 9/1/2032	690,000	742,409
Michigan Finance Authority (Calvin University Proj.) 5% 9/1/2033	650,000	695,409
Michigan Finance Authority (Calvin University Proj.) 5% 9/1/2036	505,000	531,595
TOTAL EDUCATION		2,644,774
General Obligations - 0.0%
Grand Rapids MI Pub Schs Series 2019, 5% 11/1/2026 (Assured Guaranty Inc Insured)	180,000	182,379
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	350,000	272,110
TOTAL GENERAL OBLIGATIONS		454,489
Health Care - 0.1%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 4% 7/1/2041	140,000	126,955
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2027	265,000	268,673
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	395,000	274,496
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2026	160,000	162,115
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	555,000	398,359
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2032	10,000	10,319
TOTAL HEALTH CARE		1,240,917
Housing - 0.0%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	340,000	339,333
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	555,000	376,066
TOTAL HOUSING		715,399
Tobacco Bonds - 0.1%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	135,000	113,628
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 A 2, 5% 6/1/2040	1,105,000	1,136,405
TOTAL TOBACCO BONDS		1,250,033
Transportation - 0.5%
Wayne Cnty MI Arpt Auth Rev Series 2018D, 5% 12/1/2029 (c)	85,000	88,995
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5% 12/1/2034 (c)	350,000	384,395
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5% 12/1/2035 (c)	550,000	605,364
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5.25% 12/1/2036 (c)	350,000	389,666
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5.25% 12/1/2037 (c)	385,000	425,439
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5.25% 12/1/2038 (c)	450,000	496,129
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5.25% 12/1/2039 (c)	735,000	805,254
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5.25% 12/1/2040 (c)	790,000	860,050
Wayne Cnty MI Arpt Auth Rev Series A, 5% 12/1/2029	45,000	46,699
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2042 (c)	150,000	151,521
TOTAL TRANSPORTATION		4,253,512
Water & Sewer - 0.3%
Great Lakes Sewer Auth MI Series 2025 B, 5% 7/1/2035	2,845,000	3,225,038
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series D, 5% 7/1/2027	100,000	100,563
TOTAL WATER & SEWER		3,325,601
TOTAL MICHIGAN		13,884,725
Minnesota - 0.7%
Education - 0.4%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2030	500,000	515,028
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	30,000	29,284
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2023, 4.25% 10/1/2038	300,000	286,943
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2024A, 5% 10/1/2049	4,000,000	4,058,652
TOTAL EDUCATION		4,889,907
General Obligations - 0.2%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2039	2,050,000	2,033,246
Health Care - 0.0%
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2026	60,000	60,037
Housing - 0.0%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	125,000	132,781
Transportation - 0.1%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2034 (c)	210,000	226,003
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2037 (c)	520,000	551,270
TOTAL TRANSPORTATION		777,273
TOTAL MINNESOTA		7,893,244
Mississippi - 0.8%
Education - 0.0%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 1.4% 3/1/2034 (Build America Mutual Assurance Co Insured) (b)	490,000	416,171
General Obligations - 0.8%
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2030	250,000	271,441
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2031	500,000	549,159
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2032	500,000	555,765
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2033	575,000	642,762
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2034	375,000	422,016
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2035	500,000	565,364
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2036	700,000	785,115
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2037	625,000	695,621
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2038	625,000	690,847
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2039	850,000	930,766
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5.25% 6/1/2040	750,000	830,761
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5.25% 6/1/2041	665,000	732,821
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5.25% 6/1/2042	850,000	930,973
TOTAL GENERAL OBLIGATIONS		8,603,411
Health Care - 0.0%
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 II, 5% tender 10/1/2040 (b)	80,000	81,068
TOTAL MISSISSIPPI		9,100,650
Missouri - 0.6%
General Obligations - 0.1%
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2038	1,000,000	1,065,595
Health Care - 0.0%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series 2021, 4% 3/1/2041	250,000	242,897
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2036	105,000	106,250
TOTAL HEALTH CARE		349,147
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	10,000	10,065
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021 A, 3% 5/1/2052	320,000	315,258
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 5.05% 11/1/2055	830,000	836,758
TOTAL HOUSING		1,162,081
Industrial Development - 0.1%
Missouri Development Finance Board (Procter & Gamble Co/The Proj.) 5.2% 3/15/2029 (c)	1,170,000	1,233,241
Transportation - 0.2%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 4% 3/1/2045 (c)	1,780,000	1,610,636
St Louis MO Arpt Rev 5.25% 7/1/2026 (Assured Guaranty Inc Insured)	570,000	573,809
TOTAL TRANSPORTATION		2,184,445
Water & Sewer - 0.1%
Kansas City MO Wtr Rev 4% 12/1/2044	1,200,000	1,180,904
TOTAL MISSOURI		7,175,413
Montana - 0.4%
Health Care - 0.0%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	575,000	403,062
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2016, 5% 2/15/2032	30,000	30,445
TOTAL HEALTH CARE		433,507
Housing - 0.4%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	5,000	5,047
Montana St Brd Hsg Single Family Mtg Series 2025B, 6% 12/1/2055	2,385,000	2,620,946
Montana St Brd Hsg Single Family Mtg Series 2026A, 4.8% 12/1/2051	1,250,000	1,240,239
TOTAL HOUSING		3,866,232
TOTAL MONTANA		4,299,739
Nebraska - 1.1%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	260,000	179,834
Electric Utilities - 0.4%
Omaha Public Power District Series 2025 A, 5% 2/1/2039	4,055,000	4,478,591
General Obligations - 0.5%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	2,290,000	2,422,069
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	3,470,000	3,673,163
TOTAL GENERAL OBLIGATIONS		6,095,232
Housing - 0.2%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (c)	20,000	20,038
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (c)	15,000	14,989
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	360,000	359,878
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 3/1/2030 (c)	400,000	416,390
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2026 (c)	1,140,000	1,148,090
TOTAL HOUSING		1,959,385
TOTAL NEBRASKA		12,713,042
Nevada - 1.2%
General Obligations - 0.4%
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2043	3,600,000	2,915,494
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2041	1,110,000	971,491
Washoe Cnty Nev Sch Dist Series 2021, 2.125% 6/1/2043	1,000,000	695,506
TOTAL GENERAL OBLIGATIONS		4,582,491
Housing - 0.1%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) 3% 10/1/2051	1,345,000	1,319,021
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019 A, 4% 4/1/2049	145,000	145,810
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	15,000	15,085
TOTAL HOUSING		1,479,916
Special Tax - 0.0%
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2045	195,000	196,237
Transportation - 0.7%
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2049 (c)	3,500,000	3,576,031
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2054 (c)	4,000,000	4,053,344
TOTAL TRANSPORTATION		7,629,375
TOTAL NEVADA		13,888,019
New Hampshire - 0.6%
General Obligations - 0.1%
Nashua NH Gen. Oblig. 2% 8/1/2039	435,000	324,568
Nashua NH Gen. Oblig. 2.125% 8/1/2040	440,000	323,345
Nashua NH Gen. Oblig. 2.125% 8/1/2041	315,000	224,936
TOTAL GENERAL OBLIGATIONS		872,849
Health Care - 0.2%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Inc Insured)	490,000	351,518
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2030	1,405,000	1,503,221
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2026	105,000	105,720
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2037	100,000	102,673
TOTAL HEALTH CARE		2,063,132
Housing - 0.3%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	211,795	212,315
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	1,571,832	1,504,658
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	1,428,112	1,406,917
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2020 2, 2.1% 7/1/2040	1,000,000	731,489
TOTAL HOUSING		3,855,379
TOTAL NEW HAMPSHIRE		6,791,360
New Jersey - 4.1%
Education - 1.2%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	200,000	219,777
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	700,000	758,462
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	550,000	593,402
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	575,000	617,747
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	650,000	694,459
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2042 (Build America Mutual Assurance Co Insured)	700,000	739,279
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2044 (Build America Mutual Assurance Co Insured)	855,000	894,390
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2026 (c)	530,000	537,145
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (c)	485,000	491,538
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2027 (c)	850,000	876,419
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2027 (c)	40,000	41,243
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2026 (c)	205,000	207,764
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2027 (c)	145,000	149,507
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2030 (c)	3,780,000	4,048,106
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2031 (c)	1,170,000	1,249,783
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2042 (Build America Mutual Assurance Co Insured)	1,000,000	1,090,559
TOTAL EDUCATION		13,209,580
Escrowed/Pre-Refunded - 0.0%
New Jersey Economic Dev Auth Rev 5% 6/15/2043 (Pre-refunded to 12/15/2028 at 100)	470,000	501,137
General Obligations - 2.2%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2035	90,000	91,102
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2018EEE, 5% 6/15/2028	410,000	430,574
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 4% 6/15/2044	315,000	298,469
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 5% 6/15/2044	180,000	185,180
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series A, 4% 11/1/2027	370,000	378,227
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	610,000	564,275
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2040	360,000	373,835
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2027	35,000	36,011
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2028	40,000	42,007
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2043	800,000	823,678
New Jersey Educational Facilities Authority (New Jersey St Proj.) Series 2016 B, 4% 9/1/2026	500,000	503,012
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (e)	250,000	237,900
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Inc Insured) (e)	780,000	598,984
New Jersey Trans Trust Fund Auth 4% 6/15/2034	140,000	144,162
New Jersey Trans Trust Fund Auth 4% 6/15/2038	185,000	185,101
New Jersey Trans Trust Fund Auth 4% 6/15/2045	1,535,000	1,443,613
New Jersey Trans Trust Fund Auth 4% 6/15/2050	1,980,000	1,785,787
New Jersey Trans Trust Fund Auth 5% 6/15/2032	295,000	324,097
New Jersey Trans Trust Fund Auth 5% 6/15/2033	1,000,000	1,093,067
New Jersey Trans Trust Fund Auth 5% 6/15/2040	210,000	220,709
New Jersey Trans Trust Fund Auth 5.25% 6/15/2041	4,190,000	4,618,396
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	1,310,000	1,372,232
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	2,765,000	2,871,401
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	100,000	105,165
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2033	1,000,000	1,050,178
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2039	720,000	718,088
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2046	1,385,000	1,284,636
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2050	1,000,000	901,912
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2033	250,000	277,333
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2036	1,460,000	1,589,402
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	495,000	552,422
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	470,000	525,691
TOTAL GENERAL OBLIGATIONS		25,626,646
Health Care - 0.0%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (d)	100,000	77,089
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	100,000	83,700
TOTAL HEALTH CARE		160,789
Tobacco Bonds - 0.1%
Tobacco Settlement Fin Corp NJ Series 2018 A, 5.25% 6/1/2046	1,915,000	1,906,366
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	435,000	416,271
TOTAL TOBACCO BONDS		2,322,637
Transportation - 0.6%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	160,000	160,713
New Jersey Turnpike Authority 5% 1/1/2028	840,000	876,425
New Jersey Turnpike Authority 5% 1/1/2028	100,000	102,659
New Jersey Turnpike Authority 5% 1/1/2032 (h)	720,000	778,179
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	1,450,000	1,562,787
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	1,800,000	1,909,389
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2033	370,000	415,607
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2036 (Build America Mutual Assurance Co Insured)	450,000	493,531
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2040	150,000	159,218
TOTAL TRANSPORTATION		6,458,508
TOTAL NEW JERSEY		48,279,297
New Jersey,New York - 0.1%
Transportation - 0.1%
Port Auth NY & NJ 5% 10/15/2030 (c)	1,100,000	1,192,543
Port Auth NY & NJ Series 202, 5% 10/15/2029 (c)	500,000	508,998
TOTAL NEW JERSEY,NEW YORK		1,701,541
New Mexico - 0.1%
Education - 0.1%
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2026 (c)	1,045,000	1,052,802
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2027 (c)	350,000	356,340
TOTAL EDUCATION		1,409,142
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	5,000	5,075
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	15,000	13,681
TOTAL HEALTH CARE		18,756
Housing - 0.0%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	20,000	20,012
New Mexico Mtg Fin Auth (NM Single Family Mortgage Proj.) Series 2019 C, 4% 1/1/2050	80,000	80,518
TOTAL HOUSING		100,530
TOTAL NEW MEXICO		1,528,428
New York - 9.1%
Education - 0.2%
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2032	1,250,000	1,326,366
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	110,000	113,314
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	310,000	311,708
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2015, 5% 7/1/2027	295,000	295,337
TOTAL EDUCATION		2,046,725
Electric Utilities - 0.0%
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (b)	500,000	496,557
General Obligations - 0.5%
City of New York NY Gen. Oblig. Series E, 5% 8/1/2030	1,025,000	1,032,281
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2041	1,135,000	1,210,666
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity and Life Co Guaranteed) (b)	2,380,000	2,429,716
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	675,000	687,955
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2052	520,000	523,904
TOTAL GENERAL OBLIGATIONS		5,884,522
Health Care - 0.1%
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Obligated Group Proj.) Series 2020A, 4% 9/1/2037	350,000	326,585
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Obligated Group Proj.) Series 2020A, 4% 9/1/2039	700,000	635,864
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2029 (Assured Guaranty Inc Insured)	600,000	600,832
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.125% 11/1/2041 (d)	100,000	88,493
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (d)	100,000	79,475
TOTAL HEALTH CARE		1,731,249
Housing - 0.8%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	1,485,000	1,494,647
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 B 2, 3.7% tender 5/1/2064 (b)	2,570,000	2,593,489
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	580,000	564,272
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	3,120,000	3,121,122
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2020A 1 B, 5% 5/1/2030	490,000	526,495
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (c)	15,000	14,954
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 239, 3.25% 10/1/2051	690,000	681,479
TOTAL HOUSING		8,996,458
Industrial Development - 0.0%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	100,000	98,427
Other - 0.3%
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2035	600,000	684,151
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2036	625,000	707,994
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2037	875,000	986,500
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2040	260,000	288,374
New York City Trust Cultural Resources Rev (Whitney Museum of American Art Proj.) 5% 7/1/2031	660,000	730,107
TOTAL OTHER		3,397,126
Special Tax - 4.4%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2049	1,025,000	1,053,320
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2039	4,750,000	5,143,359
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2029	4,000,000	4,318,113
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2045	1,000,000	1,057,581
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2046	1,000,000	1,047,743
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2047	2,220,000	2,309,535
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2050	1,165,000	1,198,928
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.25% 2/1/2052	1,000,000	1,047,732
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.5% 2/1/2048	4,745,000	5,126,216
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.5% 2/1/2050	865,000	928,288
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2041	3,915,000	4,209,877
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2050	765,000	789,174
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	1,060,000	763,118
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	1,065,000	779,720
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 4% 3/15/2038	1,000,000	1,004,185
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2039	1,000,000	1,000,267
New York State Dormitory Authority (New York State Pit Proj.) Series 2024A, 5.25% 3/15/2052	3,550,000	3,698,087
New York State Dormitory Authority (New York State Pit Proj.) Series 2026 A, 5% 3/15/2047	4,840,000	5,057,104
New York State Dormitory Authority (New York State Pit Proj.) Series 2026 A, 5.25% 3/15/2051	4,235,000	4,462,969
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2039	1,000,000	991,536
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2044	1,435,000	1,353,865
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2045	1,350,000	1,258,804
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 5% 3/15/2037	1,105,000	1,164,906
TOTAL SPECIAL TAX		49,764,427
Transportation - 1.7%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	2,050,000	1,864,759
Metropolitan Transn Auth NY Rv 4% 11/15/2047	150,000	134,341
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	2,220,000	2,313,246
Metropolitan Transn Auth NY Rv Series 2024A, 5.25% 11/15/2049	5,000,000	5,165,139
Metropolitan Transn Auth NY Rv Series A 1, 5% 11/15/2031	100,000	100,293
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2033	1,000,000	1,009,539
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 5% 10/1/2040 (c)	1,000,000	1,014,090
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (c)	380,000	410,739
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2033 (c)	590,000	633,667
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (c)	645,000	688,822
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (c)	325,000	345,059
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (c)	220,000	232,168
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2037 (c)	590,000	619,208
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2038 (c)	1,430,000	1,493,179
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2039 (c)	1,090,000	1,132,874
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2040 (c)	925,000	956,900
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2041 (c)	840,000	867,601
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2042 (c)	420,000	431,779
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (c)	625,000	629,334
TOTAL TRANSPORTATION		20,042,737
Water & Sewer - 1.1%
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2026 BB, 5.5% 6/15/2056	5,150,000	5,514,551
New York NY Cty Muni Wtr Fin Auth Series FISCAL2024CC SUB CC1, 5.25% 6/15/2054	4,650,000	4,841,639
New York St Env Facs Corp Rev Series 2021 B, 5% 2/15/2028	160,000	167,554
New York St Env Facs Corp Rev Series 2021 B, 5% 2/15/2029	100,000	107,114
New York St Env Facs Corp Rev Series 2021 B, 5% 2/15/2030	340,000	371,452
New York St Env Facs Corp Rev Series 2021 B, 5% 8/15/2028	235,000	248,970
New York St Env Facs Corp Rev Series 2021 B, 5% 8/15/2029	200,000	216,386
New York St Env Facs Corp Rev Series 2021 B, 5% 8/15/2030	400,000	440,830
TOTAL WATER & SEWER		11,908,496
TOTAL NEW YORK		104,366,724
Non-state Specific - 0.3%
Housing - 0.3%
Federal Home Ln Mtg Corp Multifamily Var Rate Ctfs Series ML 34, 4.773% 12/25/2042 (b)	3,740,000	3,883,483
North Carolina - 0.7%
Health Care - 0.4%
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2051	280,000	229,029
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	365,000	293,465
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (b)	300,000	299,811
Unc Health Nash Series 2025, 5% 2/1/2045	1,300,000	1,340,381
Unc Health Nash Series 2025, 5.5% 2/1/2043	1,130,000	1,229,273
Unc Health Nash Series 2025, 5.5% 2/1/2044	995,000	1,074,213
Unc Health Nash Series 2025, 5.75% 2/1/2050	335,000	356,449
TOTAL HEALTH CARE		4,822,621
Transportation - 0.3%
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2024B, 5% 1/1/2053 (Assured Guaranty Inc Insured)	3,590,000	3,598,050
TOTAL NORTH CAROLINA		8,420,671
North Dakota - 0.1%
Education - 0.1%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Inc Insured)	790,000	535,653
Housing - 0.0%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	125,000	123,147
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2021 B, 3% 7/1/2052	400,000	391,477
TOTAL HOUSING		514,624
TOTAL NORTH DAKOTA		1,050,277
Ohio - 4.2%
Education - 1.3%
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2034 (Build America Mutual Assurance Co Insured)	1,030,000	1,147,561
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2040 (Build America Mutual Assurance Co Insured)	2,265,000	2,402,918
Kent St Univ Ohio Unv Revs 5% 5/1/2030	1,495,000	1,497,542
Ohio St Higher Ed Fac Comm (Wooster (College Of) Proj.) 5.5% 9/1/2050	2,000,000	2,075,620
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2045	585,000	585,170
Univ Akron Ohio Gen Rcpt 4% 1/1/2027	220,000	221,872
Youngstown St Univ Ohio Gen Rcpts Series 2025, 5% 12/15/2045 (Build America Mutual Assurance Co Insured)	7,235,000	7,515,081
TOTAL EDUCATION		15,445,764
Electric Utilities - 0.1%
American Mun Pwr Rev Series 2023A, 5% 2/15/2032	500,000	552,852
American Mun Pwr Solar Series 2019 A, 5% 2/15/2044	175,000	178,703
TOTAL ELECTRIC UTILITIES		731,555
Escrowed/Pre-Refunded - 0.2%
Akron Bath Copley Hsp Dist OH 5.25% 11/15/2046 (Pre-refunded to 11/15/2026 at 100)	495,000	503,069
Akron Bath Copley Hsp Dist OH Series 2020, 4% 11/15/2038 (Pre-refunded to 11/15/2030 at 100)	1,500,000	1,578,181
TOTAL ESCROWED/PRE-REFUNDED		2,081,250
General Obligations - 0.3%
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2028	140,000	146,600
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2029	210,000	224,400
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2030	290,000	315,361
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2028	205,000	214,259
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2029	385,000	410,711
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2030	320,000	347,487
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2028	275,000	288,219
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2029	480,000	513,313
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2030	480,000	522,323
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2028	110,000	115,185
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2029	160,000	170,971
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2030	190,000	206,616
TOTAL GENERAL OBLIGATIONS		3,475,445
Health Care - 0.3%
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2026	390,000	392,948
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 4% 8/1/2041	430,000	398,619
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2026	400,000	403,238
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2027	400,000	410,708
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2028	340,000	353,490
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 5% 1/15/2031	300,000	317,561
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	100,000	102,717
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	215,000	222,458
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	230,000	240,231
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	245,000	257,941
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	260,000	275,765
TOTAL HEALTH CARE		3,375,676
Housing - 0.3%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	10,000	10,112
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021 C, 3.25% 3/1/2051	3,015,000	2,981,347
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	330,000	360,668
TOTAL HOUSING		3,352,127
Special Tax - 0.7%
Cuyahoga Cnty Sales Tax Series 2022A, 4% 1/1/2035	8,000,000	8,245,602
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2046	200,000	202,164
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2044	60,000	59,655
TOTAL SPECIAL TAX		8,507,421
Tobacco Bonds - 0.3%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	2,105,000	1,471,235
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	1,300,000	1,088,382
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2034	370,000	391,336
TOTAL TOBACCO BONDS		2,950,953
Transportation - 0.6%
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2044 (c)	5,645,000	5,926,142
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2028	1,250,000	1,329,703
Ohio St Tpk Commn Tpk Rev 5% 2/15/2032	70,000	77,997
Ohio St Tpk Commn Tpk Rev 5% 2/15/2038	185,000	201,313
TOTAL TRANSPORTATION		7,535,155
Water & Sewer - 0.1%
Cleveland OH Wtr Rev Series 2020 FF, 5% 1/1/2028	800,000	833,276
TOTAL OHIO		48,288,622
Oklahoma - 0.0%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	125,000	118,112
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	65,000	71,198
Transportation - 0.0%
Oklahoma City Okla Airp Trust Series 33, 5% 7/1/2047 (c)	200,000	200,827
TOTAL OKLAHOMA		390,137
Oregon - 0.8%
General Obligations - 0.5%
Redmond or Gen. Oblig. Series 2025 A, 5% 6/1/2040 (c)	1,000,000	1,060,890
Redmond or Gen. Oblig. Series 2025 A, 5.25% 6/1/2041 (c)	1,250,000	1,348,696
Redmond or Gen. Oblig. Series 2025 A, 5.25% 6/1/2042 (c)	1,395,000	1,493,812
Redmond or Gen. Oblig. Series 2025 A, 5.25% 6/1/2043 (c)	1,075,000	1,145,628
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2042 (Oregon St Guaranteed) (e)	2,460,000	1,153,675
TOTAL GENERAL OBLIGATIONS		6,202,701
Health Care - 0.0%
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	850,000	603,927
Housing - 0.1%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	160,000	134,798
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	500,000	502,560
TOTAL HOUSING		637,358
Special Tax - 0.1%
Oregon St Dept Admin Lottery 5.25% 4/1/2045	1,220,000	1,331,824
Transportation - 0.1%
Port of Portland Arpt Rev 5% 7/1/2036 (c)	240,000	252,623
Port of Portland Arpt Rev 5% 7/1/2045 (c)	650,000	660,419
TOTAL TRANSPORTATION		913,042
TOTAL OREGON		9,688,852
Pennsylvania - 5.6%
Education - 0.0%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (f)(g)	170,000	42,721
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (f)(g)	270,000	67,851
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (f)(g)	300,000	75,390
Montgomery Cnty PA Higher Ed & Health Auth Rev (Arcadia University PA Proj.) 5% 4/1/2027	300,000	303,699
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2029 (c)	410,000	426,652
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2035	10,000	10,087
TOTAL EDUCATION		926,400
Electric Utilities - 0.2%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Inc Insured)	835,000	867,934
Philadelphia PA Gas Wks Rev Series SIXTEENTH A, 5% 8/1/2032 (Assured Guaranty Inc Insured)	1,000,000	1,080,925
TOTAL ELECTRIC UTILITIES		1,948,859
General Obligations - 0.8%
Chartiers Valley PA Sch Dist Series 2021 A, 3% 10/15/2049	1,155,000	827,109
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2041 (Assured Guaranty Inc Insured)	1,895,000	2,044,641
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2028	305,000	319,146
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2026	455,000	457,600
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2027	500,000	514,092
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2034	450,000	463,018
Philadelphia PA Gen. Oblig. Series 2019 A, 5% 8/1/2026	220,000	221,722
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2030	3,060,000	3,337,023
Philadelphia PA Sch Dist 4% 9/1/2035	170,000	172,236
Philadelphia PA Sch Dist 5% 9/1/2026	415,000	418,688
Philadelphia PA Sch Dist 5% 9/1/2033	315,000	332,094
Philadelphia PA Sch Dist 5% 9/1/2034 (Assured Guaranty Inc Insured)	80,000	84,474
Philadelphia PA Sch Dist Series B, 5% 9/1/2043	50,000	51,251
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2016 A, 5% 6/1/2032 (Assured Guaranty Inc Insured)	315,000	319,186
TOTAL GENERAL OBLIGATIONS		9,562,280
Health Care - 0.5%
Doylestown PA Hosp Auth Hosp (Univ of Penn Health Systems Proj.) Series 2024, 5.375% 7/1/2039 (d)	2,575,000	2,786,872
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2037	40,000	36,564
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2036	500,000	493,818
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 4% 7/15/2045	500,000	410,181
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2017 A 1, 5% 2/15/2045	100,000	100,586
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	330,000	284,234
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2044	185,000	169,865
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	195,000	164,503
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 A, 5% 9/1/2042	760,000	764,045
Southcentral PA Gen Auth Rev (UPMC Proj.) Series 2015, 5% 12/1/2028	45,000	45,048
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2044	50,000	47,521
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2049	115,000	100,737
TOTAL HEALTH CARE		5,403,974
Housing - 0.7%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2026	600,000	606,770
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2027 (c)	1,160,000	1,188,033
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2027	450,000	464,545
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2029	1,000,000	1,069,695
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2030	695,000	749,773
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2026	1,100,000	1,100,001
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2027	500,000	510,910
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2028	465,000	483,865
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2029	480,000	509,386
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2030	1,010,000	1,082,940
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2022 138, 5% 10/1/2028	475,000	498,633
TOTAL HOUSING		8,264,551
Transportation - 3.2%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2056 (c)	1,280,000	1,267,457
Pennsylvania Turnpike Commission 5.25% 12/1/2055	2,215,000	2,314,799
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2050	1,000,000	883,925
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2028	625,000	662,356
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2029	1,000,000	1,078,082
Pennsylvania Turnpike Commission Series 2024 A, 5% 12/1/2044	7,405,000	7,871,244
Pennsylvania Turnpike Commission Series 2024, 5% 12/1/2044	5,580,000	5,973,976
Pennsylvania Turnpike Commission Series 2026A, 5% 12/1/2048	3,570,000	3,734,306
Pennsylvania Turnpike Commission Series FIRST 2024, 5% 12/1/2039	1,000,000	1,097,629
Philadelphia PA Airport Rev Series 2017 B, 5% 7/1/2035 (c)	50,000	50,831
Philadelphia PA Airport Rev Series 2020 C, 5% 7/1/2029 (c)	595,000	630,860
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (c)	2,920,000	2,934,833
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2027 (c)	4,020,000	4,120,743
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2028 (c)	425,000	443,977
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2034 (c)	1,000,000	1,069,919
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2035 (c)	1,000,000	1,065,254
Philadelphia PA Airport Rev Series 2025B, 5.25% 7/1/2041 (c)	745,000	805,264
TOTAL TRANSPORTATION		36,005,455
Water & Sewer - 0.2%
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Inc Insured)	1,000,000	1,058,568
Pittsburgh PA Wtr & Swr Auth 5% 9/1/2045	650,000	690,224
Pittsburgh PA Wtr & Swr Auth 5% 9/1/2047	850,000	887,921
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2044 (Assured Guaranty Inc Insured)	70,000	72,067
TOTAL WATER & SEWER		2,708,780
TOTAL PENNSYLVANIA		64,820,299
Puerto Rico - 0.6%
General Obligations - 0.4%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (e)	2,273,421	1,649,896
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	1,608,885	1,605,937
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	575,000	566,522
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	999,707	1,055,550
TOTAL GENERAL OBLIGATIONS		4,877,905
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 A, 5% 7/1/2033 (d)	900,000	940,468
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (d)	250,000	261,241
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (d)	460,000	473,975
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (d)	640,000	604,716
TOTAL WATER & SEWER		2,280,400
TOTAL PUERTO RICO		7,158,305
Rhode Island - 0.5%
Education - 0.4%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2036	445,000	484,979
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2041	555,000	589,832
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2045	1,000,000	1,032,072
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	1,145,000	1,158,117
Rhode Island St Student Ln Series 2017A, 4% 12/1/2026 (c)	35,000	35,017
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2030 (c)	730,000	770,466
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2028 (c)	725,000	753,721
TOTAL EDUCATION		4,824,204
General Obligations - 0.1%
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2037 (Build America Mutual Assurance Co Insured)	320,000	349,862
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2044 (Build America Mutual Assurance Co Insured)	280,000	298,504
TOTAL GENERAL OBLIGATIONS		648,366
Housing - 0.0%
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	10,000	10,049
TOTAL RHODE ISLAND		5,482,619
South Carolina - 1.7%
Education - 0.1%
South Carolina Jobs Econ Dev (Furman University Proj.) Series 2022A, 4% 4/1/2052	1,000,000	864,586
Electric Utilities - 0.7%
South Carolina St Svc Auth Rev 5% 12/1/2026	95,000	95,366
South Carolina St Svc Auth Rev 5% 12/1/2029	335,000	336,217
South Carolina St Svc Auth Rev 5% 12/1/2031	1,250,000	1,383,062
South Carolina St Svc Auth Rev 5% 12/1/2032	1,100,000	1,228,368
South Carolina St Svc Auth Rev 5% 12/1/2033	10,000	10,032
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2037	1,290,000	1,421,292
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	400,000	420,058
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	555,000	586,383
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	140,000	133,070
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	205,000	213,075
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	1,510,000	1,566,588
South Carolina St Svc Auth Rev Series B, 5% 12/1/2031	105,000	106,402
South Carolina St Svc Auth Rev Series B, 5% 12/1/2035	195,000	197,125
TOTAL ELECTRIC UTILITIES		7,697,038
Escrowed/Pre-Refunded - 0.0%
South Carolina St Svc Auth Rev 5% 12/1/2026	45,000	45,183
South Carolina St Svc Auth Rev 5% 12/1/2029	165,000	165,671
South Carolina St Svc Auth Rev 5% 12/1/2033	5,000	5,020
TOTAL ESCROWED/PRE-REFUNDED		215,874
Health Care - 0.7%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5.5% 11/15/2044	1,150,000	1,178,509
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2048	5,000,000	5,287,664
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 4% 2/1/2042	1,115,000	1,093,392
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 5% 2/1/2040	835,000	896,009
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2033	170,000	177,595
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2048	20,000	17,389
TOTAL HEALTH CARE		8,650,558
Housing - 0.0%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	25,000	25,208
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	215,000	234,886
TOTAL HOUSING		260,094
Transportation - 0.2%
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2054 (c)	1,475,000	1,500,645
South Carolina St Ports Auth Series 2018, 5% 7/1/2043 (c)	520,000	525,319
TOTAL TRANSPORTATION		2,025,964
Water & Sewer - 0.0%
Lexington SC Wtrwks & Swr Sys Rev Series 2021 A, 3% 4/1/2043	435,000	349,625
TOTAL SOUTH CAROLINA		20,063,739
South Dakota - 0.4%
Health Care - 0.2%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) Series 2017, 4% 7/1/2042	500,000	472,290
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	475,000	377,847
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2051 (b)	1,150,000	1,250,491
TOTAL HEALTH CARE		2,100,628
Transportation - 0.2%
Sioux Falls Regional Airport Authority Series 2025, 5% 12/1/2029 (Build America Mutual Assurance Co Insured) (c)	695,000	741,231
Sioux Falls Regional Airport Authority Series 2025, 5% 12/1/2030 (Build America Mutual Assurance Co Insured) (c)	365,000	394,131
Sioux Falls Regional Airport Authority Series 2025, 5% 12/1/2031 (Build America Mutual Assurance Co Insured) (c)	770,000	838,456
Sioux Falls Regional Airport Authority Series 2025, 5% 12/1/2033 (Build America Mutual Assurance Co Insured) (c)	345,000	378,406
Sioux Falls Regional Airport Authority Series 2025, 5.25% 12/1/2040 (Build America Mutual Assurance Co Insured) (c)	440,000	476,654
TOTAL TRANSPORTATION		2,828,878
TOTAL SOUTH DAKOTA		4,929,506
Tennessee - 2.3%
Education - 0.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2038	900,000	963,031
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2040	800,000	848,534
TOTAL EDUCATION		1,811,565
General Obligations - 1.3%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 5% 1/1/2030	2,400,000	2,601,601
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	6,180,000	6,543,592
Tennessee Engy Acq Crp Gas Rev Series 2026A, 5% 11/1/2034 (Massachusetts Mutual Life Insurance Co Guaranteed)	4,735,000	5,052,564
TOTAL GENERAL OBLIGATIONS		14,197,757
Health Care - 0.0%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	575,000	522,604
Housing - 0.1%
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) 3% 7/1/2051	300,000	296,202
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series 2021 3A, 3% 1/1/2052	175,000	172,317
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	65,000	54,337
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	75,000	59,405
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	145,000	124,853
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	80,000	79,952
TOTAL HOUSING		787,066
Transportation - 0.7%
Memphis-Shelby Cnty TN Arpt Auth Series 20018, 5% 7/1/2026 (c)	450,000	452,286
Memphis-Shelby Cnty TN Arpt Auth Series 2018, 5% 7/1/2037 (c)	200,000	203,545
Memphis-Shelby Cnty TN Arpt Auth Series 2018, 5% 7/1/2038 (c)	1,315,000	1,335,701
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2038 (c)	655,000	680,437
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2054 (c)	75,000	74,331
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2044 (c)	5,635,000	5,899,181
TOTAL TRANSPORTATION		8,645,481
Water & Sewer - 0.0%
Crossville Tenn Wtr & Swr Rev Series 2020 C, 2.25% 6/1/2050	895,000	530,229
TOTAL TENNESSEE		26,494,702
Texas - 7.2%
Education - 0.5%
Board of Regents of the University of Texas System Series 2021 A, 2% 8/15/2036	700,000	575,941
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 3.375% 10/1/2037	540,000	476,374
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 4% 10/1/2051	1,320,000	1,031,994
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 5.25% 10/1/2054	1,500,000	1,426,335
Southwest Hrg Ed Auth TX Rev (Southern Methodist Univ, TX Proj.) 3% 10/1/2032	370,000	357,457
University North Tex Univ Rev Series 2022A, 5% 4/15/2047	2,000,000	2,024,685
TOTAL EDUCATION		5,892,786
Electric Utilities - 0.3%
Garland Tex Elec Util Sys Rev 4% 3/1/2035	765,000	777,557
Garland Tex Elec Util Sys Rev 4% 3/1/2036	750,000	758,817
San Antonio TX Elec & Gas Rev Series 2017, 5% 2/1/2033	5,000	5,083
San Antonio TX Elec & Gas Rev Series 2024 B, 5.25% 2/1/2049	1,000,000	1,044,128
San Antonio TX Elec & Gas Rev Series 2026A, 3.15% tender 2/1/2055 (b)	1,000,000	985,774
TOTAL ELECTRIC UTILITIES		3,571,359
General Obligations - 1.9%
Austin TX Cmnty College Dist 5% 8/1/2026	200,000	201,647
Birdville TX Indpt Sch Dist 2.375% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	170,000	150,642
Brazos Cnty Tex Gen. Oblig. Series 2020, 2.125% 9/1/2040	355,000	259,032
Burton Tex Indpt Sch Dist Series 2022, 3% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	510,000	428,131
City of Waco TX Gen. Oblig. Series 2020, 2.375% 2/1/2040	660,000	512,380
City of Waco TX Gen. Oblig. Series 2021 A, 2% 2/1/2043	545,000	364,499
City of Waco TX Gen. Oblig. Series 2021 A, 2.125% 2/1/2045	565,000	363,290
Comal Tex Indpt Sch Dist 3% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	735,000	657,508
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2036	2,305,000	2,562,769
Deer Pk Tex Gen. Oblig. 4% 3/15/2041	300,000	298,546
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2045	1,405,000	1,494,445
Fort Bend Cnty TX Levee Impt Dist No 17 Gen. Oblig. Series 2020B, 2% 9/1/2042 (Assured Guaranty Inc Insured)	615,000	409,455
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (b)	385,000	381,219
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	150,000	138,204
Greenville Tex Gen. Oblig. Series 2021, 2.5% 2/15/2051 (Build America Mutual Assurance Co Insured)	1,000,000	599,597
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 5% 10/1/2026	900,000	911,280
Harris Cnty TX Mud 480 Gen. Oblig. Series 2019, 3% 4/1/2044 (Assured Guaranty Inc Insured)	1,000,000	765,382
Hutto TX Indpt Sch Dist Series 2021C, 3% 8/1/2041 (Permanent Sch Fund of Texas Guaranteed)	1,375,000	1,189,413
Katy TX Ind Sch Dist Series 2021 D, 3% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,163,681
Leander Independent School District Series 2025 A, 0% 8/15/2035 (Permanent Sch Fund of Texas Guaranteed) (e)	1,000,000	708,343
Leander Independent School District Series 2025 A, 5% 8/15/2040 (Permanent Sch Fund of Texas Guaranteed)	700,000	767,432
Leander Independent School District Series 2025 B, 5% 8/15/2029	970,000	1,042,576
Longview Tex Gen. Oblig. Series 2021, 3% 9/1/2041	395,000	329,562
Mansfield TX Gen. Oblig. 2.375% 2/15/2036	565,000	494,909
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	1,590,000	1,600,467
Pflugerville TX Gen. Oblig. 1.875% 8/1/2036	1,095,000	871,913
San Jacinto TX Cmnty College Dist Series 2022, 2.625% 2/15/2047	1,485,000	1,018,067
Sinton Tex Indpt Sch Dist Series 2021, 2% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	919,056
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (b)	295,000	322,062
Wharton TX Indpt Sch Dist 2% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,320,000	926,406
TOTAL GENERAL OBLIGATIONS		21,851,913
Health Care - 0.1%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, TX Proj.) Series 2015, 4% 12/1/2045	220,000	202,779
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2027	10,000	10,321
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) Series 2016 A, 4% 11/15/2042	470,000	470,718
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2018 A, 5% 7/1/2029	305,000	322,151
TOTAL HEALTH CARE		1,005,969
Housing - 0.2%
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (b)	465,000	467,103
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	910,000	995,260
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.1% 7/1/2050	1,305,000	1,319,423
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	117,315	104,160
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3.5% 3/1/2051	90,000	89,399
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	50,000	50,423
TOTAL HOUSING		3,025,768
Transportation - 2.3%
Central TX Regl Mobility Auth Rev 5% 1/1/2033	640,000	692,106
Central TX Regl Mobility Auth Rev 5% 1/1/2034	650,000	700,188
Central TX Regl Mobility Auth Rev 5% 1/1/2035	550,000	590,219
Central TX Regl Mobility Auth Rev 5% 1/1/2036	850,000	908,127
Central TX Regl Mobility Auth Rev 5% 1/1/2037	1,100,000	1,169,943
Central TX Regl Mobility Auth Rev 5% 1/1/2038	1,100,000	1,165,178
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2045	1,000,000	1,024,035
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2026 (c)	200,000	201,066
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2030 (c)	120,000	124,749
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2034 (c)	5,250,000	5,797,385
Dallas Fort Worth International Airport Series 2025 A 1, 5.5% 11/1/2050 (c)	2,000,000	2,100,297
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	2,545,000	2,630,648
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2030 (c)	320,000	320,456
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2031 (c)	25,000	25,238
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (e)	2,845,000	2,085,666
North TX Twy Auth Rev 4% 1/1/2032	2,000,000	2,067,626
North TX Twy Auth Rev Series 2024A, 5% 1/1/2040	725,000	790,937
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	245,000	269,654
North TX Twy Auth Rev Series 2024B, 5% 1/1/2036	1,075,000	1,186,788
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2037	1,000,000	974,058
Texas Transportation Commission (Sh 288 Tollroad Proj.) 0% 8/1/2041 (Texas State Guaranteed) (e)	250,000	118,077
Texas Transportation Finance Corp (Sh 288 Tollroad Proj.) 5.25% 10/1/2050 (Texas State Guaranteed)	1,120,000	1,180,914
Texas Transportation Finance Corp (Sh 288 Tollroad Proj.) Series 2025A, 5.5% 10/1/2055 (Texas State Guaranteed)	1,000,000	1,073,287
TOTAL TRANSPORTATION		27,196,642
Water & Sewer - 1.9%
Bastrop Tex Wtr & Wastewater Util Sys Rev 3% 8/1/2047	1,430,000	1,044,348
City of Georgetown TX Series 2025, 5% 8/15/2029	700,000	747,217
City of Georgetown TX Series 2025, 5% 8/15/2030	725,000	784,731
City of Georgetown TX Series 2025, 5% 8/15/2031	650,000	712,125
City of Georgetown TX Series 2025, 5% 8/15/2032	825,000	912,986
City of Georgetown TX Series 2025, 5% 8/15/2033	525,000	585,576
City of Georgetown TX Series 2025, 5% 8/15/2034	670,000	751,615
Corpus Christi TX Util Sys Rev Series 2020A, 3% 7/15/2050	2,450,000	1,726,705
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2041	660,000	715,292
Fort Worth TX Wtr & Swr Rev Series 2020 A, 2.75% 2/15/2048	3,360,000	2,263,451
Garland TX Wtr & Swr Rev Series 2025, 5% 3/1/2032	320,000	352,075
Garland TX Wtr & Swr Rev Series 2025, 5% 3/1/2033	465,000	516,044
Garland TX Wtr & Swr Rev Series 2025, 5% 3/1/2045	955,000	1,002,603
Houston TX Util Sys Rev 5% 11/15/2045	1,000,000	1,037,978
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2026	445,000	451,716
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2034	600,000	663,075
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2035	550,000	604,447
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2036	450,000	491,557
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2045	1,230,000	1,281,001
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2046	1,295,000	1,336,644
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2047	750,000	769,871
North TX Mun Wtr Dist TX Regl Wastewtr Sys Contract Rev Series 2025, 5.25% 6/1/2046	2,360,000	2,477,784
San Antonio TX Wtr Rev Series 2018A, 5% 5/15/2033	5,000	5,203
San Antonio TX Wtr Rev Series 2020 A, 5% 5/15/2050	475,000	483,223
TOTAL WATER & SEWER		21,717,267
TOTAL TEXAS		84,261,704
Utah - 0.4%
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	125,354	98,072
Special Tax - 0.3%
Mida Mountain Village Public Infrastructure District (Mida Mtn Villaige East Pid Proj.) Series 2025 1, 5.25% 6/1/2045 (d)	1,130,000	1,141,974
Mida Mountain Village Public Infrastructure District Series 2024 2, 6% 6/15/2054 (d)	500,000	509,861
Pine View Public Infrastructure District No 2 6.25% 12/1/2055 (d)	1,000,000	990,951
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 6.125% 3/1/2055	1,146,000	1,182,105
TOTAL SPECIAL TAX		3,824,891
Transportation - 0.1%
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2037 (c)	385,000	389,608
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2033 (c)	175,000	180,899
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2037 (c)	310,000	339,599
TOTAL TRANSPORTATION		910,106
TOTAL UTAH		4,833,069
Vermont - 0.1%
Education - 0.1%
Vermont St Stud Assit Corp 5% 6/15/2026 (c)	620,000	622,263
Housing - 0.0%
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2021A, 3% 11/1/2051	218,000	213,110
TOTAL VERMONT		835,373
Virginia - 0.7%
Education - 0.1%
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2040	120,000	109,170
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2036	500,000	508,476
Salem Economic Development Authority (Roanoke College Proj.) Series 2025, 5.5% 4/1/2045	625,000	633,595
TOTAL EDUCATION		1,251,241
General Obligations - 0.4%
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 3% 2/1/2036	195,000	183,702
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 4% 2/1/2034	1,850,000	1,899,055
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 4% 2/1/2035	1,700,000	1,735,972
TOTAL GENERAL OBLIGATIONS		3,818,729
Health Care - 0.0%
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	425,000	296,951
Housing - 0.1%
Virginia Housing Development Authority Series 2020 E, 2.3% 7/1/2040	1,000,000	778,065
Transportation - 0.1%
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2034 (c)	1,465,000	1,462,150
TOTAL VIRGINIA		7,607,136
Washington - 2.0%
Education - 0.1%
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	725,000	525,459
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	315,000	298,895
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 5.125% 7/1/2033 (d)	740,000	782,569
TOTAL EDUCATION		1,606,923
General Obligations - 0.3%
State of Washington Gen. Oblig. Series 2021 C, 5% 2/1/2044	3,010,000	3,140,467
Health Care - 0.4%
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 4.875% 1/1/2036	195,000	192,648
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6% 1/1/2046	550,000	552,710
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2056	1,370,000	1,364,672
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2061	1,260,000	1,247,280
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2038 (d)	100,000	100,154
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 4% 8/15/2042	100,000	94,716
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2040	735,000	765,840
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2030	5,000	5,124
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	10,000	10,237
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	100,000	100,649
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2042	530,000	484,985
TOTAL HEALTH CARE		4,919,015
Housing - 0.4%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2029	230,000	234,080
Washington St Hsg Fin Comm (WA Single Family Prog 11/1/10 Proj.) 2.75% 12/1/2034	2,105,000	1,886,448
Washington St Hsg Fin Comm Series 2021 2N, 5% 12/1/2027 (WA Single Family Prog 11/1/10 Guaranteed)	985,000	1,020,188
Washington St Hsg Fin Comm Series 2021 2N, 5% 12/1/2028 (WA Single Family Prog 11/1/10 Guaranteed)	500,000	527,003
Washington St Hsg Fin Comm Series 2021 2N, 5% 12/1/2029 (WA Single Family Prog 11/1/10 Guaranteed)	500,000	536,186
Washington St Hsg Fin Comm Series 2021 2N, 5% 6/1/2026 (WA Single Family Prog 11/1/10 Guaranteed)	970,000	973,704
TOTAL HOUSING		5,177,609
Special Tax - 0.4%
Spokane WA Pub Facs Dist Sales Series 2017, 5% 12/1/2041	295,000	296,309
Washington St Convention Ctr Pub Facs Dist Series 2021 B, 3% 7/1/2058 (Assured Guaranty Inc Insured)	1,805,000	1,191,013
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	250,000	199,593
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	2,540,000	2,587,626
TOTAL SPECIAL TAX		4,274,541
Transportation - 0.2%
Port Seattle WA Rev Series 2018A, 5% 5/1/2031 (c)	350,000	356,990
Port Seattle WA Rev Series 2019, 4% 4/1/2044 (c)	100,000	92,446
Port Seattle WA Rev Series 2021C, 5% 8/1/2026 (c)	495,000	498,493
Port Seattle WA Rev Series 2021C, 5% 8/1/2027 (c)	305,000	313,460
Port Seattle WA Rev Series 2021C, 5% 8/1/2028 (c)	860,000	899,702
TOTAL TRANSPORTATION		2,161,091
Water & Sewer - 0.2%
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2036	900,000	1,022,190
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2040	400,000	442,222
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2041	500,000	549,644
TOTAL WATER & SEWER		2,014,056
TOTAL WASHINGTON		23,293,702
West Virginia - 0.1%
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 4% 1/1/2038	745,000	652,268
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2032	50,000	50,097
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	245,000	226,340
TOTAL WEST VIRGINIA		928,705
Wisconsin - 0.7%
Education - 0.0%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2040 (d)	95,000	95,275
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2030	195,000	207,862
TOTAL EDUCATION		303,137
Escrowed/Pre-Refunded - 0.0%
Public Fin Auth WI Revenue Series 2020, 5% 4/1/2040 (Pre-refunded to 4/1/2030 at 100) (d)	5,000	5,385
Wisconsin Health & Educational Facilities Authority Series 2016 A, 4% 11/15/2046 (Pre-refunded to 5/15/2026 at 100)	80,000	80,147
Wisconsin St Health & Edl Facs Auth Rev 4% 11/15/2046 (Pre-refunded to 5/15/2026 at 100)	95,000	95,175
TOTAL ESCROWED/PRE-REFUNDED		180,707
General Obligations - 0.1%
Howard Suamico WI Scd 2% 3/1/2038	265,000	202,216
New Richmond Wis Sch Dist 5% 4/1/2034	1,355,000	1,489,134
TOTAL GENERAL OBLIGATIONS		1,691,350
Health Care - 0.3%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	320,000	291,871
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	75,000	75,928
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	380,000	271,492
Public Fin Auth Wis Health Care Sys Rev (Cone Health Proj.) Series 2022 A, 5% 10/1/2052	225,000	225,209
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2031	60,000	63,401
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2028	150,000	158,018
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2029	150,000	160,527
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	675,000	616,433
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) Series 2016 A, 3.5% 2/15/2040	50,000	43,472
Wisconsin St Health & Edl Facs Auth Rev (Ascension Health Credit Group Proj.) Series 2016 A, 4% 11/15/2046	95,000	86,478
Wisconsin St Health & Edl Facs Auth Rev (Ascension Health Credit Group Proj.) Series 2016 A, 4% 11/15/2046 (Pre-refunded to 5/15/2026 at 100)	5,000	5,009
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2038	320,000	279,808
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	165,000	141,467
TOTAL HEALTH CARE		2,419,113
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2021 A, 3% 3/1/2052	90,000	88,491
Industrial Development - 0.2%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (d)	1,870,000	1,409,716
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (d)	500,000	380,000
TOTAL INDUSTRIAL DEVELOPMENT		1,789,716
Transportation - 0.1%
Public Finance Authority (Sr 400 Toll Road Proj.) Series 2025, 6.5% 6/30/2060 (c)	835,000	909,737
Water & Sewer - 0.0%
Weston Vlg Wis Wtrwks Rev Series 2020 A, 2% 5/1/2038	305,000	220,988
Weston Vlg Wis Wtrwks Rev Series 2020 A, 2% 5/1/2039	315,000	221,652
TOTAL WATER & SEWER		442,640
TOTAL WISCONSIN		7,824,891
TOTAL MUNICIPAL SECURITIES (Cost $1,103,643,430)		1,086,621,817

Money Market Funds - 7.0%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (i)(j) (Cost $81,230,371)	2.60	81,214,128	81,230,371

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $1,184,873,801)	1,167,852,188
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(4,381,103)
NET ASSETS - 100.0%	1,163,471,085

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,790,341 or 1.6% of net assets.

(e)	Zero coupon bond which is issued at a discount.
(f)	Level 3 security.
(g)	Non-income producing - Security is in default.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	84,719,409	70,362,930	73,851,968	520,279	-	-	81,230,371	81,214,128	2.1%
Total	84,719,409	70,362,930	73,851,968	520,279	-	-	81,230,371

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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